Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Event
9.
Subsequent Event

Effective January 1, 2026, the Company updated the employer matching contribution to now match 75 percent of the first 6 percent of a participant's contributions.

Effective April 2, 2026, The ESOP of UMB was merged into the Plan pursuant to action approved by the Company's Board of Directors. After payment of all expenses and benefits due prior to the merger, the remaining assets and corresponding participant accounts were transferred to the Plan.